COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
COMMITMENTS AND CONTINGENCIES [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	100.00%
Financings With Failed Sale-Lease Back Transactions [Member] | Zhejiang Yuhui Investment Co., Ltd. [Member]
COMMITMENTS AND CONTINGENCIES [Line Items]
Guarantor Obligations, Current Carrying Value	$ 26,755,960
Guarantor Obligations, Term	5